Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands, except percentages)	Amount	Ratio	Amount		Ratio	Amount	Ratio
As of December 31, 2014
Leverage ratio	$83,615	8.71%	≥ $	38,405	4.00%	N/A	N/A
Tier I risk-based capital ratio	83,615	11.57		28,900	4.00	N/A	N/A
Total risk-based capital ratio	92,691	12.83		57,799	8.00	N/A	N/A
As of December 31, 2013
Leverage ratio	$70,852	8.08%	≥ $	35,084	4.00%	N/A	N/A
Tier I risk-based capital ratio	70,852	10.74		26,400	4.00	N/A	N/A
Total risk-based capital ratio	79,164	11.99		52,800	8.00	N/A	N/A

The Bank’s capital amounts and ratios are presented in the following table:

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands, except percentages)	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2014
Leverage ratio	$74,819	7.80%	≥ $	38,381	4.00%	≥ $	47,976	5.00%
Tier I risk-based capital ratio	74,819	10.37		28,874	4.00		43,310	6.00
Total risk-based capital ratio	92,388	12.80		57,747	8.00		72,184	10.00
As of December 31, 2013
Leverage ratio	$61,493	7.02%	≥ $	35,058	4.00%	≥ $	43,823	5.00%
Tier I risk-based capital ratio	61,493	9.33		26,373	4.00		39,560	6.00
Total risk-based capital ratio	78,296	11.88		52,747	8.00		65,933	10.00

Schedule of Future Basel Capital Requirements

	Current Treatment	Treatment in Final Rule
Leverage ratio	4.00%	4.00%
Common equity tier 1 capital (CET1) ratio	N/A	4.50%
Additional tier 1	N/A	1.50%
Tier 1 capital ratio	4.00%	6.00%
Tier 2	4.00%	2.00%
Total capital ratio	8.00%	8.00%
Capital conservation buffer	N/A	2.50%